Related Party Transactions - Summary of Changes in Major Deposits Due to Customers with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 1,000	[1]	₩ 1,200	[1]	₩ 1,180
Changes in finance agreements from related parties [Abstract]
Increase		2,000		1,000		1,200
Decrease		2,000		1,200		1,180
Ending balance	[1]	1,000		1,000		1,200
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	100	[1]	329
Changes in finance agreements from related parties [Abstract]
Increase				0		550
Decrease				100		779
Ending balance	[1]			0		100
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	3,000	[1]	0
Changes in finance agreements from related parties [Abstract]
Increase				0		3,000
Decrease				3,000		0
Ending balance	[1]			0		3,000
Win Mortgage Co.,Ltd. [Member]
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		600
Changes in finance agreements from related parties [Abstract]
Increase		2,266
Decrease		1,479
Ending balance		1,387	[1]	600
One Mortgage [Member]
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 600	[1]	0
Changes in finance agreements from related parties [Abstract]
Increase				1,200
Decrease				600
Ending balance				₩ 600	[1]	₩ 0

[1]	Details of payment between related parties, demand deposit due to customers and etc. are excluded.